Additional Information to the Items of Profit or Loss (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income:
Net change in fair value of financial liabilities designated at fair value through profit or loss	$ (292)	$ (468)
Exchange rate differences	(2)	(303)
Finance income from the convertible loan	(11)	(35)
Intercompany finance income		(22)
Interest income on bank deposits			(1)
Finance income	(305)	(828)	(1)
Finance expenses:
Finance expenses due to the convertible debentures	536	112
Issue expenses related to issuance of warrants	108
Interest expense in respect of leases	19
Finance expenses from interest and commissions	13	9	5
Exchange rate differences			486
Finance expenses	$ 676	$ 121	$ 491